Organization and Business Operations (Details)				3 Months Ended	12 Months Ended
	Mar. 06, 2023 USD ($)	Mar. 12, 2021 USD ($) $ / shares shares	Nov. 17, 2020 item	Mar. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Mar. 15, 2021 USD ($)
Organization and Business Operations
Condition for future business combination number of businesses minimum | item			1
Proceeds from issuance of Private Placement Warrants						$ 9,170,000
Deferred underwriting fee				$ 11,672,500	$ 11,672,500	11,672,500
Investment of cash into Trust Account				$ 150,000		333,500,000
Maturity term of U.S. government securities				185 days	185 days
Maximum allowed dissolution expenses				$ 100,000	$ 100,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Threshold period from closing of public offering entity is obligated to complete Business Combination				24 months	24 months
Threshold business days for redemption of public shares				10 days	10 days
Cash				$ 3,975	$ 374,304	803,309
Working capital (deficit)				6,551,786	1,655,967	443,428
Aggregate purchase price						25,000
Sponsor
Organization and Business Operations
Investment of cash into Trust Account	$ 150,000
Sponsor | Founder Shares
Organization and Business Operations
Aggregate purchase price		$ 25,000
Proceeds from related party debts		$ 300,000
Working capital loans warrant
Organization and Business Operations
Outstanding balance of related party note				$ 0	$ 0	$ 0
Working capital loans warrant | Related Party Loans
Organization and Business Operations
Price of warrant | $ / shares				$ 1.50	$ 1.50
Loan conversion agreement warrant				$ 2,000,000	$ 2,000,000
Initial Public Offering
Organization and Business Operations
Number of units sold | shares		33,350,000			33,350,000
Purchase price, per unit | $ / shares		$ 10.00
Proceeds from issuance initial public offering		$ 333,500,000
Transaction cost				18,903,894	$ 18,903,894
Underwriting fees				6,670,000	6,670,000
Deferred underwriting fee				11,672,500	11,672,500		$ 11,672,500
Other offering costs				$ 561,394	$ 561,394
Investment of cash into Trust Account		$ 333,500,000
Share price | $ / shares				$ 10.00	$ 10.00
Over-allotment option
Organization and Business Operations
Number of units sold | shares		3,350,000
Maximum number of shares issued to underwriters | shares		4,500,000
Purchase price, per unit | $ / shares		$ 10.00
Class A Common Stock
Organization and Business Operations
Offering costs as a reduction of temporary equity					$ 18,244,148
Class A Common Stock | Initial Public Offering
Organization and Business Operations
Number of shares in a unit | shares		1
Warrants
Organization and Business Operations
Offering costs as a reduction of temporary equity				$ 659,746	$ 659,746
Public Warrants | Initial Public Offering
Organization and Business Operations
Number of warrants in a unit | shares		0.25
Number of shares issuable per warrant | shares		1
Private Placement Warrants | Private Placement
Organization and Business Operations
Proceeds from issuance of Private Placement Warrants		$ 9,170,000